Segment Reporting - Schedule of Presents the Segment Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Presents the Segment Information [Line Items]
Revenue	$ 210,119,238	$ 195,681,315	$ 169,724,346
Merchandise costs	186,201,939	172,306,308	140,293,419
Interest expenses, net	(1,723,819)	(1,611,141)	(2,422,079)
Income tax benefit	(1,883,237)	456,774	714,400
Net income (loss)	6,638,488	7,478,936	(8,048,822)
Depreciation and amortization	952,126	1,232,611	1,226,496
Capital expenditures	992,068	929,308	934,960
Directly- Operated Physical Stores Member]
Schedule of Presents the Segment Information [Line Items]
Revenue	17,105,488	14,951,952	11,606,180
Merchandise costs	13,314,278	11,916,702	8,882,991
Interest expenses, net	(140,333)	(123,107)	(165,628)
Income tax benefit	(153,311)	34,902	48,853
Net income (loss)	540,430	571,463	(550,399)
Depreciation and amortization	77,511	94,184	83,870
Capital expenditures	992,068	917,396	459,856
Online Stores and Services [Member]
Schedule of Presents the Segment Information [Line Items]
Revenue	7,493,259	10,705,449	20,700,011
Merchandise costs	5,668,519	7,920,348	16,221,524
Interest expenses, net	(61,475)	(88,143)	(295,403)
Income tax benefit	(67,160)	24,989	87,130
Net income (loss)	236,741	409,162	(981,655)
Depreciation and amortization	33,955	67,434	149,587
Capital expenditures		9,766	366,440
Franchise Stores and Wholesale Customers [Member]
Schedule of Presents the Segment Information [Line Items]
Revenue	185,520,491	170,023,914	137,418,155
Merchandise costs	167,219,142	152,469,258	115,188,904
Interest expenses, net	(1,522,011)	(1,399,891)	(1,961,048)
Income tax benefit	(1,662,766)	396,883	578,417
Net income (loss)	5,861,317	6,498,311	(6,516,768)
Depreciation and amortization	840,660	1,070,993	993,039
Capital expenditures		$ 2,146	$ 108,664